Concentrations (Details) - Schedule of Details of Suppliers Accounts Payable - Accounts Payable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentrations (Details) - Schedule of Details of Suppliers Accounts Payable [Line Items]
Total accounts payable, Amount	$ 367,256	$ 237,233	$ 187,126
Total accounts payable, Percentage	52.00%	46.00%	50.00%
Supplier G [Member]
Concentrations (Details) - Schedule of Details of Suppliers Accounts Payable [Line Items]
Total accounts payable, Amount	$ 131,661		$ 51,472
Total accounts payable, Percentage	19.00%		14.00%
Supplier H [Member]
Concentrations (Details) - Schedule of Details of Suppliers Accounts Payable [Line Items]
Total accounts payable, Amount	$ 79,605	$ 86,494	$ 49,788
Total accounts payable, Percentage	11.00%	17.00%	13.00%
Supplier I [Member]
Concentrations (Details) - Schedule of Details of Suppliers Accounts Payable [Line Items]
Total accounts payable, Amount			$ 45,827
Total accounts payable, Percentage			12.00%
Supplier J [Member]
Concentrations (Details) - Schedule of Details of Suppliers Accounts Payable [Line Items]
Total accounts payable, Amount			$ 40,039
Total accounts payable, Percentage			11.00%
Supplier E [Member]
Concentrations (Details) - Schedule of Details of Suppliers Accounts Payable [Line Items]
Total accounts payable, Amount	$ 155,990
Total accounts payable, Percentage	22.00%
Supplier K [Member]
Concentrations (Details) - Schedule of Details of Suppliers Accounts Payable [Line Items]
Total accounts payable, Amount		$ 84,671
Total accounts payable, Percentage		16.00%
Supplier L [Member]
Concentrations (Details) - Schedule of Details of Suppliers Accounts Payable [Line Items]
Total accounts payable, Amount		$ 66,068
Total accounts payable, Percentage		13.00%